Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

16.       Commitments

Voyage revenue

The Company enters into time charter arrangements on its vessels. As at December 31, 2023, the non-cancellable arrangements had remaining terms between nil days to eight months, assuming redelivery at the earliest possible date. As at December 31, 2022, the non-cancellable arrangements had remaining terms between nil days to eight months, assuming redelivery at the earliest possible date. Future net minimum lease revenues receivable under non-cancellable operating leases as at December 31, 2023 and 2022, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration and early delivery of the vessels by the charterers is not accounted for):

	2023	2022
Within one year	8,060	6,675
Total	8,060	6,675

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the

16.       Commitments (continued)

vessel. The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $16,473 and $18,451 for year ended December 31, 2023 and 2022, respectively. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was $14,367 and $42,939 for the year ended December 31, 2023 and 2022, respectively.

Office lease contract

As further discussed in Note 4 the Company has recognized a right of use asset and a corresponding liability with respect to the rental agreement of office space for its operations within a building leased by FG Europe (an affiliate of Globus’s chairman).

The depreciation charge for right-of-use assets for the years ended December 31, 2023, 2022 and 2021, was $311, $327 and $206, respectively, and recognized under depreciation in the income statement component of the consolidated statements of comprehensive income. The interest expense on lease liability for the years ended December 31, 2023, 2022 and 2021, was $28, $54 and $52, respectively, and recognized under interest expense and finance costs in the income statement component of the consolidated statements of comprehensive income.

At December 31, 2023 and 2022, the current lease liability amounted to $188 and $321, respectively. The non-current lease liability amounted to nil and $188, respectively. As at December 31, 2023, and 2022, the net carrying amount of the right of use asset was $182, and $493, respectively. These are included in the accompanying consolidated statements of financial position. The total cash outflows for leases for the years ended December 31, 2023, 2022 and 2021, were approximately $349, $341 and $314, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

Commitments under shipbuilding contracts

On April 29, 2022, the Company entered into a contract, through its subsidiary, Calypso Shipholding S.A., for the construction and purchase of one fuel efficient bulk carrier of about 64,000 dwt vessel. The vessel will be built at Nihon Shipyard Co. in Japan. The total consideration for the construction of the vessel is approximately $37.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the first instalment of $7.4 million (absolute amount), in March 2023 paid the second instalment of $3.8 million (absolute amount), in September 2023 paid the third instalment of $3.7 million (absolute amount) and in November 2023 paid the 4th instalment of $3.7 million (absolute amount), which are included under Advances for vessel purchase in the consolidated statement of financial position. On January 25, 2024, the Company paid the remaining $18.5 million (absolute amount) and took delivery of m/v GLBS Hero (see Note 20).

On May 13, 2022, the Company has signed two contracts, through its subsidiaries, Daxos Maritime Limited and Paralus Shipholding S.A., for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The sister vessels will be built at Nantong COSCO KHI Ship Engineering Co. in China with the first one scheduled to be delivered during the third quarter of 2024 and the second one scheduled during the fourth quarter of 2024. The total consideration for the construction of both vessels is approximately $70.3 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the first instalment of $13.8 million (absolute amount) and in November 2022 paid the second instalment of $6.9 million (absolute amount) for both vessels under construction. Both instalments are included under Advances for vessel purchase in the consolidated statement of financial position.

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The two vessels will be built at a reputable shipyard in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the first instalment of $7.5 million (absolute amount) for both vessels under construction.

The contractual annual payments per subsidiary to be made subsequent to December 31, 2023, were as follows:

	Calypso Shipholding S.A.	Daxos Maritime Limited	Paralus Shipholding S.A.	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
2024	18,500	24,785	24,785	3,760	3,760	75,590
2025	—	—	—	3,760	3,760	7,520
2026	—	—	—	26,530	26,530	53,060
Total	18,500	24,785	24,785	34,050	34,050	136,170